Property and equipment, net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and equipment, net
Note 6: - Property and equipment, net

Property and equipment, net consisted of the following as of:

	December 31,
	2022	2021
Leasehold improvements	$6,271	$6,182
Computers and peripheral equipment	5,431	4,513
Office furniture and equipment	1,563	1,570
	13,265	12,265
Less—accumulated depreciation	(7,605)	(5,710)
	$5,660	$6,555

Depreciation expenses were $2,032, $1,739 and $1,207 for the years ended December 31, 2022, 2021 and 2020, respectively.